Principal subsidiaries - Principal in subsidiaries (Detail)		12 Months Ended
	Dec. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)		66.00%
Proportion of indirect ownership interest in subsidiary			33.50%
Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)		53.00%
Other interest (voting %)		12.00%
Proportion of assets, liabilities, revenues and expenses (ownership %)		0.65
Consrcio De Alumnio Do Maranho
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture (%)		10.00%
Argyle Diamonds Limited | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Argyle Diamonds Limited | Class B
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Dampier Salt Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		68.36%
Group interest (voting %)		68.36%
Other interest (voting %)		31.64%
Energy Resources of Australia Ltd | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		86.33%
Group interest (voting %)		86.33%
Other interest (voting %)		13.67%
Hamersley Iron Pty Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
North Mining Limited | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)		35.00%
North Mining Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
North Mining Limited | Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Rio Tinto Aluminium (Holdings) Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Robe River Mining Co Pty Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)		60.00%
Robe River Mining Co Pty Ltd | Robe River
Disclosure of subsidiaries [line items]
Group interest (voting %)		30.00%
Robe River Mining Co Pty Ltd | Class A
Disclosure of subsidiaries [line items]
Proportion of class held (%)		40.00%
Other interest (voting %)		26.39%
Robe River Mining Co Pty Ltd | Class B
Disclosure of subsidiaries [line items]
Proportion of class held (%)		76.36%
Robe River Mining Co Pty Ltd | Class A and Class B Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)		73.61%
Rio Tinto do Brasil Ltda. | Quota
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Diavik Diamond Mines (2012) Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Iron Ore Company of Canada | Series A , E, And F Shares
Disclosure of subsidiaries [line items]
Group interest (voting %)		58.72%
Other interest (voting %)		41.28%
Iron Ore Company of Canada | Series A
Disclosure of subsidiaries [line items]
Proportion of class held (%)		91.41%
Iron Ore Company of Canada | Series E
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Iron Ore Company of Canada | Series F
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Rio Tinto Alcan Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Rio Tinto Fer et Titane Inc. | Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Rio Tinto Fer et Titane Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Rio Tinto Fer et Titane Inc. | Class B preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Simfer Jersey Limited | Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		53.00%
Group interest (voting %)		53.00%
Other interest (voting %)		47.00%
QIT Madagascar Minerals SA
Disclosure of subsidiaries [line items]
Group interest (voting %)		80.00%
Other interest (voting %)		15.00%
Portion of additional economic interest held through non voting investment		5.00%
Portion of economic interest held through non voting investment		85.00%
Proportion of voting rights held by non-controlling interests		20.00%
QIT Madagascar Minerals SA | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		84.20%
QIT Madagascar Minerals SA | Common Shares And Investment Certificates
Disclosure of subsidiaries [line items]
Group interest (voting %)		79.98%
Other interest (voting %)		20.02%
QIT Madagascar Minerals SA | Investment certificates
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)	66.00%
Oyu Tolgoi LLC | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		66.00%
Group interest (voting %)		66.00%
Other interest (voting %)		34.00%
Richards Bay Titanium (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (voting %)		73.97%
Other interest (voting %)		26.03%
Richards Bay Titanium (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Titanium (Proprietary) Limited | B Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Titanium (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited | B Ordinary, B Preference, and Parent Preference
Disclosure of subsidiaries [line items]
Group interest (voting %)		73.97%
Other interest (voting %)		26.03%
Richards Bay Mining (Proprietary) Limited | B Ordinary
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited | B Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Richards Bay Mining (Proprietary) Limited | Parent Preference
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Kennecott Holdings Corporation (including Kennecott Utah Copper and Kennecott Exploration) | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
U.S. Borax Inc. | Common
Disclosure of subsidiaries [line items]
Proportion of class held (%)		100.00%
Group interest (voting %)		100.00%
Simfer S.A.
Disclosure of subsidiaries [line items]
Group interest (voting %)		85.00%
Proportion of indirect ownership interest in subsidiary		45.05%
Turquoise Hill
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	49.00%
Turquoise Hill Resources Ltd
Disclosure of subsidiaries [line items]
Group interest (voting %)			50.79%
Turquoise Hill Resources Ltd | Oyu Tolgoi LLC
Disclosure of subsidiaries [line items]
Group interest (voting %)			66.00%